Derivative Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on cash flow hedges, net of tax	$ 2	$ 4	$ 0
Fair value (loss)/gain on derivative financial instruments	1	(1)	0
Currency swap contract [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	500
Currency swap contract [member] | Other expenses, gains and losses
Disclosure of detailed information about hedging instruments [line items]
Fair value (loss)/gain on derivative financial instruments	1	(1)
Currency swap contract [member] | Level 2 of fair value hierarchy [member] | Other assets, net, current [Member]
Disclosure of detailed information about hedging instruments [line items]
Financial instrument designated as non-hedging instrument, at fair value	1
Currency swap contract [member] | Level 2 of fair value hierarchy [member] | Non-current trade and other payables [Member]
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	3
Currency swap contract [member] | Level 2 of fair value hierarchy [member] | Other Assets, Net, Non-Current [Member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, at fair value		2
Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,000
Gains (losses) on cash flow hedges, net of tax	$ 2	$ 4
Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount				$ 5,500
Interest rate swap contract [member] | Fair value hedges [member] | Interest expense [Member]
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on interest rate swap, fair value hedges			$ 53